Equity (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding shares, Beginning	3,207,000	2,975,000
Options outstanding, Options issued	1,362,000	1,152,000
Options outstanding, Exercised		(16,000)
Options outstanding, Forfeited	(1,071,000)	(904,000)
Options outstanding shares, Ending	3,498,000	3,207,000
Weighted average grant date fair value, Options issued	$ 1.8	$ 3.18
Weighted average grant date fair value, Exercised		3.65
Weighted average grant date fair value, Forfeited	9.02	10.69
Weighted average exercise price, Beginning	9.09	13.92
Weighted average exercise price, Options issued	2.41	4.22
Weighted average exercise price, Exercised		4.76
Weighted average exercise price, Forfeited	9.07	10.53
Weighted average exercise price, Ending	$ 5.56	$ 9.09
Options exercisable, Beginning	1,236,000	1,012,000
Options exercisable, Ending	1,499,000	1,236,000
Weighted average exercise price options exercisable, Beginning	$ 11.22	$ 11.79
Weighted average exercise price options exercisable,Ending	$ 8.18	$ 11.22